BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Instrument [Abstract]
Schedule of Detailed Information About Borrowings

	As of December 31,
	2025	2024
Bank loans - Syndicated loans (Note a)	$264,690	$286,944
Bank loans - Loans for batteries (Note b)	63,337	49,084
Bank loans - Loans for procurement and operating capital	32,930	20,740
	$360,957	$356,768

Current	83,361	103,018
Non-current	277,596	253,750
	$360,957	$356,768

Interest rates
Bank loans - Syndicated loans	3.41%-3.44%	3.39%-3.41%
Bank loans - Loans for batteries	3.47%	3.44%
Bank loans - Loans for procurement and operating capital	2.28%-2.61%	2.23%-2.61%
Bank loans - Syndicated loans

	As of December 31,
	2025	2024
Syndicated loans	$264,690	$286,944

Current	$42,604	$33,194
Non-current	222,086	253,750
	$264,690	$286,944
Bank loans - Loans for batteries

	As of December 31,
	2025	2024
Loans for batteries	$63,337	$49,084

Current	$7,827	$49,084
Non-current	55,510	—
	$63,337	$49,084
Bank credit limit

	As of December 31,
	2025	2024
Unsecured bank general credit limit
Amount used*	$437,612	$469,713
Amount unused	16,332	26,274
	$453,944	$495,987
*The calculation of amount used was based on the initial drawdown of the bank loans, and would not be affected before the Company repaid the full amount of the bank loans. The amount used included guarantees for customs duties and government grants.